Retirement Plans (Details 1) (Pension Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Funded Status of Plan
Net funded status, beginning of year	$ (443)	$ (383)
Increase in fair value of plan assets	240	17
Increase in projected benefit obligation	(283)	(77)
Net change	(43)	(60)
Net funded status, end of year	$ (486)	$ (443)